Debt Financing (Tables)	9 Months Ended
Sep. 30, 2014
Debt Financing
Schedule of components of debt financing and information regarding collateral pledged for secured debt

	Successor	Predecessor
	September 30, 2014(a)	December 31, 2013

	(Dollars in thousands)	(Dollars in thousands)
Secured
Senior secured bonds	$2,550,000	$3,900,000
ECA and Ex-Im financings	1,348,970	1,746,144
Institutional secured term loans	2,250,000	750,000
Secured bank debt(b)(c)	—	1,811,705
Temescal facility(c)	1,143,375	—
Camden facility(c)(d)	159,826	—
AeroTurbine facility(c)	315,289	—
Fair value adjustment(e)	321,449	—
Deferred debt discount	—	(5,058)

	8,088,909	8,202,791
Unsecured
Senior unsecured bonds and medium-term notes(f)	14,630,020	12,269,522
Fair value adjustment(e)	1,093,378	—
Deferred debt discount	—	(31,456)

	15,723,398	12,238,066

Total Senior Debt Financings	23,812,307	20,440,857
Subordinated Debt	1,000,000	1,000,000
Fair value adjustment(e)	(239)	—

	999,761	1,000,000

	$24,812,068	$21,440,857

(a)
As of September 30, 2014, we were in compliance with the respective financial covenants across our various debt obligations.

(b)
As of December 31, 2013, $173.5 million was non-recourse to ILFC. This secured financing was incurred by a VIE and consolidated into our Condensed, Consolidated Financial Statements.

(c)
The Temescal, Camden and AeroTurbine facilities are included in Secured bank debt in the Predecessor presentation. These secured financings were incurred by VIEs and consolidated into our Condensed, Consolidated Financial Statements.

(d)
This amount is non-recourse to us and certain of our subsidiaries. This secured financing was incurred by a VIE and consolidated into our Condensed, Consolidated Financial Statements.

(e)
As a result of applying the acquisition method of accounting, we adjusted the carrying amount of our debt to fair value as of the Closing Date. See Note 3—AerCap Transaction.

(f)
Includes $2.6 billion of senior notes issued in May 2014 and $800 million senior notes issued in September 2014. The senior notes were issued by AerCap Ireland Capital Limited and AerCap Trust. The proceeds of the $2.6 billion notes were substantially used to finance the cash consideration paid in connection with the acquisition of ILFC. The proceeds of the $800 million notes were advanced to AerCap Ireland Capital Limited and are to be used for general corporate purposes, including for AerCap Trust.